Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 20, 2021	Oct. 31, 2020	Oct. 31, 2019	Jul. 15, 2019	Oct. 31, 2018	Jul. 17, 2018	Oct. 31, 2017	Nov. 18, 2016	Oct. 31, 2016	Jul. 13, 2016	Nov. 23, 2015	Oct. 31, 2015	Sep. 23, 2015	Nov. 12, 2014	Oct. 31, 2014
C000212719
Account Value [Line Items]
Account Value	$ 17,679	$ 13,635	$ 13,040	$ 14,040		$ 10,396	$ 10,130	$ 10,000
C000212720
Account Value [Line Items]
Account Value	12,751	10,576	9,600	11,760		9,635	10,276	10,000
C000212721
Account Value [Line Items]
Account Value	11,891	9,641	8,884	11,072		9,878	10,019	10,000
C000102368
Account Value [Line Items]
Account Value	29,099	21,345	20,200	23,579		15,753	15,253		$ 13,814		$ 13,255		$ 10,710			$ 10,230			$ 10,000
C000102369
Account Value [Line Items]
Account Value	16,245	13,208	11,667	15,118		10,893	12,180		11,264		12,326		9,894			9,874			10,000
C000102370
Account Value [Line Items]
Account Value	14,017	11,452	10,078	13,866		10,753	10,957		10,118		11,764		9,529			8,709			10,000
C000159758
Account Value [Line Items]
Account Value	29,658	21,190	19,344	22,229		15,522	14,906		14,057		13,182		10,661			10,648	$ 10,000
C000171075
Account Value [Line Items]
Account Value	30,041	22,883	20,448	24,490		16,990	15,251		13,353		12,349		10,024	$ 10,000
C000171076
Account Value [Line Items]
Account Value	25,839	20,049	17,560	21,773		15,322	14,451		12,733		12,561		10,100	10,000
C000230177
Account Value [Line Items]
Account Value	13,254	9,797	8,960	10,678	$ 10,000
C000230178
Account Value [Line Items]
Account Value	10,915	8,794	7,846	10,238	10,000
C000102371
Account Value [Line Items]
Account Value	16,982	15,911	16,560	14,760		9,860	11,188		10,845		10,598		8,996			7,903			10,000
C000130666
Account Value [Line Items]
Account Value	16,297	13,163	13,001	15,103		12,294	13,110		10,969		11,297		9,959			9,660			10,000
C000133169
Account Value [Line Items]
Account Value	14,412	11,049	11,901	15,558		11,067	13,885		11,730		12,180		10,903			10,660			10,000
C000162239
Account Value [Line Items]
Account Value	16,282	13,811	14,062	15,888		11,883	13,573		11,533		11,900		10,556		$ 10,000
C000119637
Account Value [Line Items]
Account Value	26,086	19,703	18,496	20,167		14,691	15,142		13,963		12,998		11,006			10,343			10,000
C000119639
Account Value [Line Items]
Account Value	27,342	20,244	18,775	20,305		15,121	15,825		14,206		13,071		11,130			10,504			10,000
C000119640
Account Value [Line Items]
Account Value	14,873	11,737	9,993	13,168		9,944	10,921		10,073		11,253		9,262			9,155			10,000
C000119642
Account Value [Line Items]
Account Value	13,397	10,986	9,762	12,525		9,707	10,658		9,900		11,003		9,368			9,163			10,000
C000119641
Account Value [Line Items]
Account Value	17,325	13,514	11,319	15,189		10,859	11,675		10,490		11,832		9,669			9,372			10,000
C000102372
Account Value [Line Items]
Account Value	12,559	11,735	11,523	12,054		11,275	10,655		10,119		10,161		10,118			9,866			10,000
C000105758
Account Value [Line Items]
Account Value	12,585	11,631	11,643	12,855		12,031	11,100		10,227		10,384		10,376			9,900			10,000
C000144481
Account Value [Line Items]
Account Value	11,115	10,251	10,152	11,557		11,590	11,017		10,263		10,435		10,482			10,174			10,000
C000148066
Account Value [Line Items]
Account Value	13,034	11,696	11,255	12,923		12,833	11,971		10,721		10,945		10,744			10,261		$ 10,000
C000159757
Account Value [Line Items]
Account Value	13,371	11,131	10,956	16,013		15,230	13,803		10,997		11,855		11,227			10,056	10,000
C000201101
Account Value [Line Items]
Account Value	13,323	11,530	10,935	12,577		11,093	10,763		10,018	$ 10,000
C000230181
Account Value [Line Items]
Account Value	9,205	8,112	7,921	9,868	10,000
C000109007
Account Value [Line Items]
Account Value	12,243	11,542	10,965	11,069		11,032	10,796		10,460		10,276		10,155			10,036			10,000
C000174705
Account Value [Line Items]
Account Value	11,007	9,966	9,981	11,920		11,889	11,143		10,005		10,286	$ 10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 20,312	14,715	13,440	16,073		11,199	10,100	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 14,019	11,318	10,055	12,897		9,511	10,206	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 12,033	9,602	8,666	12,565		10,743	9,923	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 32,298	23,429	21,617	25,894		17,995	16,337		14,395		13,504		10,892			10,449			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index<sup>1</sup>
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 16,753	13,529	12,019	15,416		11,369	12,197		10,981		11,777		9,595			9,819			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 14,012	11,181	10,091	14,631		12,509	11,556		10,331		11,809		9,339			8,547			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 34,675	25,123	22,809	26,712		18,691	17,037		14,902		13,882		11,229			10,744	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 30,177	21,856	19,963	23,873		16,635	15,005		13,144		12,287		9,935	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 24,769	18,529	16,771	20,573		14,650	14,038		12,457		12,314		10,030	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 13,518	9,791	8,942	10,694	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup>Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,058	8,929	7,933	10,175	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 23,808	17,929	16,225	20,270		14,766	14,078		12,503		12,568		10,201			9,997			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 23,808	17,929	16,225	20,270		14,766	14,078		12,503		12,568		10,201			9,997			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 25,431	19,024	17,219	21,122		15,042	14,413		12,789		12,643		10,298			10,177			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 23,909	18,005	16,294	20,357		14,829	14,138		12,557		12,622		10,245		10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 33,205	24,050	21,966	26,269		18,304	16,510		14,463		13,520		10,932			10,486			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 33,205	24,050	21,966	26,269		18,304	16,510		14,463		13,520		10,932			10,486			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 15,971	12,846	11,462	15,227		11,744	12,059		10,837		11,811		9,553			9,531			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 15,971	12,846	11,462	15,227		11,744	12,059		10,837		11,811		9,553			9,531			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 15,971	12,846	11,462	15,227		11,744	12,059		10,837		11,811		9,553			9,531			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,593	10,487	10,450	12,393		12,453	11,727		10,517		10,737		10,641			10,196			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,593	10,487	10,450	12,393		12,453	11,727		10,517		10,737		10,641			10,196			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,593	10,487	10,450	12,393		12,453	11,727		10,517		10,737		10,641			10,196			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,511	10,413	10,376	12,306		12,365	11,645		10,443		10,662		10,566			10,124		10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,449	10,357	10,320	12,240		12,299	11,582		10,386		10,604		10,509			10,069	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,171	10,046	9,927	11,789		11,733	11,072		9,943	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Universal Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 9,352	8,459	8,429	9,997	10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,230	9,339	9,181	11,590		11,736	11,110		10,143		10,355		10,234			9,693			10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 11,155	10,091	10,056	11,926		11,983	11,285		10,119		10,331	$ 10,000
FR TSR AATR - Benchmark 1 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
US Quality Low Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name	US Quality Low Volatility Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 17,897	13,798	13,170	14,139		10,446	10,154	10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Low Volatility Index℠
Developed Markets ex-US Quality Low Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name	Developed Markets ex-US Quality Low Volatility Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 12,891	10,672	9,675	11,819		9,674	10,291	10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
Emerging Markets Quality Low Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Quality Low Volatility Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 12,467	9,973	9,117	11,276		9,938	10,038	$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Emerging Markets Quality Low Volatility Index℠
Morningstar US Market Factor Tilt Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Factor Tilt Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 29,491	21,579	20,391	23,782		15,836	15,373		13,874		13,308		10,748			10,253			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Market Factor Tilt Index℠
Morningstar Developed Markets ex-US Factor Tilt Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Factor Tilt Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 16,311	13,269	11,710	15,185		10,931	12,215		11,313		12,377		9,923			9,896			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Factor Tilt Index℠
Morningstar Emerging Markets Factor Tilt Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Factor Tilt Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 15,124	12,198	10,644	14,514		11,130	11,269		10,340		11,971		9,623			8,719			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Factor Tilt Index℠
US Quality Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	US Quality Large Cap Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 30,476	21,708	19,755	22,632		15,742	15,088		14,215		13,295		10,708			10,651	10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Large Cap Index℠
STOXX® US ESG Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US ESG Select Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 29,150	22,237	19,886	23,846		16,555	14,912		13,108		12,275		10,017	10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX<sup>®</sup> USA ESG Select KPIs Index℠
STOXX® Global ESG Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global ESG Select Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 25,916	20,097	17,583	21,789		15,320	14,438		12,730		12,541		10,104	$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX<sup>®</sup> Global ESG Select KPIs Index℠
ESG & Climate US Large Cap Core Index
Account Value [Line Items]
Line Graph and Table Measure Name	ESG & Climate US Large Cap Core Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 13,735	9,951	9,035	10,581	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 13,281	9,815	8,965	10,684	10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
FR TSR AATR - Benchmark 3 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust ESG & Climate US Large Cap Core Index℠
ESG & Climate Developed Markets ex-US Core Index
Account Value [Line Items]
Line Graph and Table Measure Name	ESG & Climate Developed Markets ex-US Core Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 10,912	8,789	7,832	10,229	10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
Morningstar Global Upstream Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Upstream Natural Resources Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 17,803	16,668	17,239	15,262		10,137	11,440		11,048		10,741		9,088			7,930			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Upstream Natural Resources Index℠
STOXX® Global Broad Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Broad Infrastructure Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 16,111	13,017	12,876	14,970		12,198	13,029		10,912		11,254		9,936			9,641			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX<sup>®</sup> Global Broad Infrastructure Index
Global Quality Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Quality Real Estate Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 13,261	10,323	10,985	14,636		10,298	13,363		11,109		11,076		10,438			10,184			10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 14,233	10,906	11,776	15,445		11,018	13,850		11,685		12,135		10,871			10,623			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index℠
FR TSR AATR - Benchmark 3 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Global Quality Real Estate Index℠
Real Assets Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Real Assets Allocation Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 16,438	13,939	14,179	15,993		11,949	13,632		11,570		11,924		10,565		$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Real Assets Allocation Index℠
Quality Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Quality Dividend Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 27,336	20,580	19,241	20,903		15,174	15,510		14,198		13,191		11,096			10,385			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Dividend Index℠
Quality Dividend Defensive Index
Account Value [Line Items]
Line Graph and Table Measure Name	Quality Dividend Defensive Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 28,737	21,202	19,596	21,090		15,650	16,345		14,571		13,275		11,237			10,578			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Dividend Defensive Index℠
International Quality Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 15,478	12,137	10,265	13,517		10,168	11,130		10,267		11,474		9,412			9,252			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust International Quality Dividend Index℠
International Quality Dividend Defensive Index
Account Value [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Defensive Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 14,151	11,441	10,100	12,925		9,981	10,920		10,132		11,247		9,559			9,287			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust International Quality Dividend Defensive Index℠
International Quality Dividend Dynamic Index
Account Value [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Dynamic Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 18,142	14,053	11,675	15,663		11,153	11,936		10,696		12,062		9,821			9,468			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust International Quality Dividend Dynamic Index℠
iBoxx 3-Year Target Duration TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx 3-Year Target Duration TIPS Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 12,761	11,906	11,674	12,185		11,384	10,720		10,170		10,202		10,139			9,878			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx 3-Year Target Duration TIPS Index
iBoxx 5-Year Target Duration TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx 5-Year Target Duration TIPS Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 12,781	11,797	11,774	12,974		12,123	11,143		10,249		10,395		10,372			9,903			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx 5-Year Target Duration TIPS Index
Disciplined Duration MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Duration MBS Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 11,677	10,718	10,553	11,934		11,847	11,291		10,443		10,560		10,538			10,229			10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA<sup>®</sup> Constrained Duration US Mortgage Backed Securities Index
Credit-Scored US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit-Scored US Corporate Bond Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 12,881	11,602	11,182	12,733		12,643	11,910		10,754		10,895		10,645			10,140		10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 13,502	12,083	11,573	13,209		13,033	12,084		10,784		10,959		10,725			10,209		$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Corporate Index
FR TSR AATR - Benchmark 3 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠
Credit-Scored US Long Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit-Scored US Long Corporate Bond Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 13,182	11,056	11,000	15,952		15,258	14,050		11,213		12,015		11,341			10,079	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 14,123	11,732	11,459	16,643		15,719	14,058		11,149		11,946		11,249			10,055	$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Long U.S. Corporate Index
FR TSR AATR - Benchmark 3 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠
High Yield Value-Scored Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Value-Scored Bond Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 13,452	11,547	10,912	12,323		11,128	10,854		10,020	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 14,482	12,379	11,554	13,119		11,490	10,852		10,043	$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA<sup>®</sup> US High Yield Index
FR TSR AATR - Benchmark 3 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust High Yield Value-Scored US Corporate Bond Index℠
ESG & Climate Investment Grade Corporate Core Index
Account Value [Line Items]
Line Graph and Table Measure Name	ESG & Climate Investment Grade Corporate Core Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 9,277	8,164	7,944	9,876	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 9,298	8,171	7,942	9,871	$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Total Return Value Unhedged Index
FR TSR AATR - Benchmark 3 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠
Ultra-Short Income
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Income
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 11,804	$ 11,194	$ 10,673	$ 10,583		$ 10,578	$ 10,495		$ 10,256		$ 10,093		$ 10,024			$ 10,001			$ 10,000
FR TSR AATR - Benchmark 2 - Year 1
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month U.S. Treasury Bill Index
Core Select Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Core Select Bond